Contingencies - Additional Information (Detail) ¥ in Millions, $ in Millions	Jan. 14, 2021 USD ($)	Dec. 31, 2020 JPY (¥)
Disclosure of contingent liabilities [line items]
Maximum potential amount of future payment		¥ 3,591,603
Contingent liability for guarantees [member]
Disclosure of contingent liabilities [line items]
Estimated liability for guarantees contract		¥ 12,818
Civil penalty regarding consent decree with the EPA [member]
Disclosure of contingent liabilities [line items]
Agreed payment of civil penalty | $	$ 180